Marketable Debt Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
RENEO PHARMACEUTICALS INC [Member]
Summary of Gross Unrealized Gains and Losses of Available-for-Sale Securities	The following tables summarize the gross unrealized gains and losses of the Company’s available-for-sale
securities (in thousands):

	As of June 30, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
Available-for-sale securities:
U.S. treasury securities	$53,558	$—	$(13)	$53,545

Total	$53,558	$—	$(13)	$53,545

	As of December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
Available-for-sale securities:
U.S. treasury securities	$75,324	$8	$(1)	$75,331

Total	$75,324	$8	$(1)	$75,331

The following tables summarize the gross unrealized gains and losses of the Company’s available-for-sale
securities (in thousands):

	As of December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
Available-for-sale securities:
U.S. treasury securities	$75,324	$8	$(1)	$75,331

Total	$75,324	$8	$(1)	$75,331

	As of December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
Available-for-sale securities:
U.S. treasury securities	$76,297	$2	$(46)	$76,253
Commercial paper	4,993	—	—	4,993

Total	$81,290	$2	$(46)	$81,246